UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024

EXPLANATORY NOTE - "The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2024, originally filed with the Securities and Exchange Commission on December 6, 2024 (Accession Number 0001398344-24-022886), to amend the date on the accountant’s report filed under Item 7 due to typographical error. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures therein in any way."
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Towle Value Fund
TDVFX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$119	1.15%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2024, the Fund was up 6.2%. This compares to the Russell 2000 Value (R2KV) up 25.9% and the S&P 500 up 36.4%. The Fund was up 20.9% for the first 6 months of the period, but then underperformed during the latter half. The Fund primarily invested in the Consumer Discretionary, Energy, Industrials, and Materials sectors in holdings with market capitalizations between $400M and $10B.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Consumer Discretionary sector. Several holdings in this sector produced returns north of 40% for the period - PVH Corp, M/I Homes, Petco, Foot Locker, and Macy’s.
Industrials | The second largest contributor to positive performance during the period was the Fund’s exposure to the Industrials sector. United Airlines, Southwest Airlines, and BlueLinx holdings yielded returns greater than 25% for the period.
Steel Holdings | The Materials sector was the third largest contributor to the Fund’s portfolio, led by holdings in steel companies. Algoma Steel Group returned 54.1% during the period while US Steel Corporation produced a return of 40.8%.
TOP PERFORMANCE DETRACTORS
Energy Sector | The largest detractor to the Fund’s performance was the Energy sector, which made up 16% of the portfolio (as of 9/30) and was down 27.9% during the period. This underperformance was led by Par Pacific Holdings, PBF Energy, and ProPetro Holding Corp. – all down over 25% for the period.
Interest Rate Sensitivity | A single macro tradeoff seems to explain the weak performance of Towle’s small cap holdings relative to the Russell 2000 Value: increased enthusiasm for interest-rate-sensitive stocks has come at the expense of well-capitalized, cyclical stocks that do not depend on rate cuts to bolster equity values. The Towle investment process intentionally avoids the types of companies that led the R2KV rally in the third quarter of 2024. By applying our low enterprise value-to-sales (EV/S) criteria and employing key risk management filters, we exclude companies with excessive debt, poor liquidity, and high short interest. Instead, our focus is directed towards companies with a demonstrated ability to produce substantial earnings.
Low EV/S Universe | Our entire low EV/S universe drastically underperformed during Q3 2024. Close study of the history of low EV/S stocks reveals several periods during which our universe appears to miss out relative to the R2KV to the same degree as this period. Of note, those are concentrated in the early 1970s (Nifty Fifty), late 1990s (Dot-Com), and 2008 (GFC). This has happened before, both to the Towle portfolio and to our cheap EV/S universe.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Towle Value Fund (TDVFX)	6.23%	9.04%	6.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
S&P 500 Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,123,889
Total number of portfolio holdings	41
Total advisory fees paid (net)	$862,641
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Petco Health & Wellness Co., Inc.	4.3%
United Airlines Holdings, Inc.	3.7%
Under Armour, Inc. - Class A	3.4%
Algoma Steel Group, Inc.	3.2%
Avnet, Inc.	3.1%
Sonic Automotive, Inc. - Class A	3.0%
Tyson Foods, Inc. - Class A	3.0%
Asbury Automotive Group, Inc.	3.0%
Southwest Airlines Co.	3.0%
ProPetro Holding Corp.	2.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-99TOWLE (888-998-6953) and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Towle Value Fund	FYE 9/30/2024	FYE 9/30/2023
(a)	Audit Fees	$17,200	$16,650
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,800	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Towle Value Fund	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Towle Value Fund	FYE 9/30/2024	FYE 9/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Towle Value Fund

(formerly, Towle Deep Value Fund)

Ticker Symbol: (TDVFX)

ANNUAL FINANCIALS AND OTHER INFORMATION

September 30, 2024

Towle Value Fund

A series of Investment Managers Series Trust

Table of Contents
Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	14
Supplemental Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://towlefund.com/

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Towle Value Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 92.9%
	BASIC MATERIALS — 7.6%
319,597	Algoma Steel Group, Inc.[1]	$3,269,477
84,563	ArcelorMittal S.A.[1]	2,220,624
185,540	Cleveland-Cliffs, Inc.*	2,369,346
		7,859,447
	CONSUMER, CYCLICAL — 46.9%
93,641	Adient PLC*	2,113,477
48,250	Advance Auto Parts, Inc.	1,881,268
48,858	Alaska Air Group, Inc.*	2,208,870
369,340	American Axle & Manufacturing Holdings, Inc.*	2,282,521
12,933	Asbury Automotive Group, Inc.*	3,085,684
13,467	AutoNation, Inc.*	2,409,516
14,923	BlueLinx Holdings, Inc.*	1,573,183
230,259	Dana, Inc.	2,431,535
103,185	Foot Locker, Inc.	2,666,300
304,930	Frontier Group Holdings, Inc.*	1,631,376
221,355	Goodyear Tire & Rubber Co.*	1,958,992
143,685	Macy’s, Inc.	2,254,418
56,931	Magna International, Inc.[1]	2,336,448
982,419	Petco Health & Wellness Co., Inc.*	4,470,006
53,225	Sonic Automotive, Inc. - Class A	3,112,598
102,968	Southwest Airlines Co.	3,050,942
388,416	Under Armour, Inc. - Class A*	3,460,787
66,655	United Airlines Holdings, Inc.*	3,803,334
73,371	Zumiez, Inc.*	1,562,802
		48,294,057
	CONSUMER, NON-CYCLICAL — 6.7%
130,580	Owens & Minor, Inc.*	2,048,800
51,981	Tyson Foods, Inc. - Class A	3,095,988
106,286	United Natural Foods, Inc.*	1,787,731
		6,932,519
	ENERGY — 16.5%
4,749	Alpha Metallurgical Resources, Inc.	1,121,619
102,744	CVR Energy, Inc.	2,366,194
114,160	Delek U.S. Holdings, Inc.	2,140,500
57,702	HF Sinclair Corp.	2,571,778
109,931	Liberty Energy, Inc.	2,098,583
114,408	Par Pacific Holdings, Inc.*	2,013,581
54,775	PBF Energy, Inc. - Class A	1,695,286
393,739	ProPetro Holding Corp.*	3,016,041
		17,023,582

Towle Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 2.0%
58,662	Ally Financial, Inc.	$2,087,781
	INDUSTRIAL — 10.5%
20,643	Arrow Electronics, Inc.*	2,742,010
58,199	Avnet, Inc.	3,160,787
81,911	JELD-WEN Holding, Inc.*	1,295,013
73,701	Ryerson Holding Corp.	1,467,387
69,935	World Kinect Corp.	2,161,691
		10,826,888
	TECHNOLOGY — 2.7%
134,355	DXC Technology Co.*	2,787,866
	Total Common Stocks
	(Cost $88,042,681)	95,812,140

Principal Amount
	SHORT-TERM INVESTMENTS — 7.1%
$7,346,286	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[2]	7,346,286
	Total Short-Term Investments
	(Cost $7,346,286)	7,346,286

	TOTAL INVESTMENTS — 100.0%
	(Cost $95,388,967)	103,158,426
	Liabilities in Excess of Other Assets — (0.0)%	(34,537)
	TOTAL NET ASSETS — 100.0%	$103,123,889

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2024

Assets:
Investments, at value (cost $95,388,967)	$103,158,426
Receivables:
Fund shares sold	11,000
Dividends and interest	93,560
Prepaid expenses	20,575
Total assets	103,283,561

Liabilities:
Payables:
Advisory fees	65,245
Shareholder servicing fees (Note 7)	10,348
Fund administration and accounting fees	20,106
Transfer agent fees and expenses	8,432
Custody fees	4,093
Auditing fees	19,951
Trustees’ deferred compensation (Note 3)	17,476
Chief Compliance Officer fees	4,453
Trustees’ fees and expenses	252
Accrued other expenses	9,316
Total liabilities	159,672

Net Assets	$103,123,889

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$84,937,450
Total distributable earnings (accumulated deficit)	18,186,439
Net Assets	$103,123,889

Number of shares issued and outstanding	5,744,683
Net asset value per share	$17.95

See accompanying Notes to Financial Statements.

Towle Value Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2024

Investment Income:
Dividends (net of foreign withholdings taxes of $30,029)	$1,529,314
Interest	221,295
Total investment income	1,750,609

Expenses:
Advisory fees	862,641
Shareholder servicing fees (Note 7)	52,517
Fund administration and accounting fees	148,418
Transfer agent fees and expenses	37,387
Custody fees	21,615
Legal fees	30,043
Registration fees	28,844
Auditing fees	19,952
Chief Compliance Officer fees	16,790
Trustees’ fees and expenses	14,520
Shareholder reporting fees	10,621
Miscellaneous	7,521
Insurance fees	4,511
Total expenses	1,255,380
Net investment income (loss)	495,229

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	10,441,622
Net change in unrealized appreciation/depreciation on investments	(4,395,253)
Net realized and unrealized gain (loss)	6,046,369

Net Increase (Decrease) in Net Assets from Operations	$6,541,598

See accompanying Notes to Financial Statements.

Towle Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$495,229	$703,073
Net realized gain (loss) on investments	10,441,622	2,240,247
Net change in unrealized appreciation/depreciation on investments	(4,395,253)	11,914,058
Net increase (decrease) in net assets resulting from operations	6,541,598	14,857,378

Distributions to Shareholders:
Total distributions to shareholders	(2,448,521)	(7,914,148)

Capital Transactions:
Net proceeds from shares sold	16,557,536	17,038,502
Reinvestment of distributions	2,353,244	7,597,722
Cost of shares redeemed[1]	(20,801,542)	(22,639,550)
Net increase (decrease) in net assets from capital transactions	(1,890,762)	1,996,674

Total increase (decrease) in net assets	2,202,315	8,939,904

Net Assets:
Beginning of period	100,921,574	91,981,670
End of period	$103,123,889	$100,921,574

Capital Share Transactions:
Shares sold	880,767	958,460
Shares reinvested	130,808	428,041
Shares redeemed	(1,103,673)	(1,305,702)
Net increase (decrease) in capital share transactions	(92,098)	80,799

[1]	Net of redemption fee proceeds of $7,288 and $15,989, respectively.

See accompanying Notes to Financial Statements.

Towle Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.29	$15.98	$18.30	$11.00	$12.96
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.11	(0.02)	(0.07)	0.01
Net realized and unrealized gain (loss)	0.99	2.56	(2.30)	7.38	(1.84)
Total from investment operations	1.07	2.67	(2.32)	7.31	(1.83)

Less Distributions:
From net investment income	(0.14)	-	-	(0.01)	(0.13)
From net realized gain	(0.27)	(1.36)	-	-	-
Total distributions	(0.41)	(1.36)	-	(0.01)	(0.13)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$17.95	$17.29	$15.98	$18.30	$11.00

Total return	6.23%	16.46%	(12.68)%	66.47%	(14.30)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,124	$100,922	$91,982	$114,430	$71,976

Ratio of expenses to average net assets:
Before fees waived/recovered	1.15%	1.12%	1.10%	1.10%	1.19%
After fees waived/recovered	1.15%	1.12%	1.10%	1.10%	1.19%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.45%	0.65%	(0.09)%	(0.42)%	0.09%
After fees waived/recovered	0.45%	0.65%	(0.09)%	(0.42)%	0.09%
Portfolio turnover rate	56%	58%	80%	50%	73%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

Towle Value Fund (formerly, the Towle Deep Value Fund) (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated Towle & Co. (“the Advisor”) as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2025, and it may be terminated only by the Trust’s Board of Trustees.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2024, are reported on the Statement of Operations.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$95,818,350

Gross unrealized appreciation	$14,004,186
Gross unrealized depreciation	(6,664,110)

Net unrealized appreciation (depreciation) on investments	$7,340,076

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$179	$(179)

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$370,039
Undistributed long-term capital gains	10,493,800
Tax accumulated earnings (deficit)	10,863,839

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	7,340,076
Unrealized deferred compensation	(17,476)
Total accumulated earnings (deficit)	$18,186,439

The tax character of the distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

Distribution paid from:	2024	2023
Ordinary income	$837,951	$-
Net long-term capital gains	1,610,570	7,914,148
Total distributions paid	$2,448,521	$7,914,148

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended September 30, 2024 and for the year ended September 30, 2023, the Fund received $7,288 and $15,989, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $59,673,876 and $66,369,623, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended September 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$95,812,140	$-	$-	$95,812,140
Short-Term Investments	7,346,286	-	-	7,346,286
Total Investments	$103,158,426	$-	$-	$103,158,426

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Towle Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Towle Value Fund (formerly, Towle Deep Value Fund) (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 26, 2024

Towle Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the period ended September 30, 2024, the Fund designates $1,610,570 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Corporate Dividends Received Deduction

For the period ended September 30, 2024, 100% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the period ended September 30, 2024, 100% of dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as qualified dividend income.

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 4-5, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees“) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Towle & Co. (the “Advisor”) with respect to the Towle Value Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Russell 2000 Value Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge“) from Morningstar, Inc.’s Small Value fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended March 31, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and Fund Universe median returns and the Russell 2000 Value Index returns. For the three-year period, the Fund’s annualized total return was above the Fund Universe median return and the Russell Index return, but below the Peer Group median return by 0.08%. The Fund’s annualized total return for the ten-year period was above the Peer Group median return and the Russell Index return, but below the Fund Universe median return by 0.08%. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the five- and ten-year periods. The Trustees also considered the Advisor’s explanation that given the concentrated and focused nature of the Fund’s strategy, performance results can deviate substantially from the Peer Group.

Towle Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee is lower than the fees the Advisor charges to manage separate accounts for institutional clients with similar objectives and policies as the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.09%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2024. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Towle Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/7/2025